Schedule of expected credit losses (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Current	$ 257,880,258
Non current	6,727,231
Gross total	264,607,489
ECL	$ (35,574)
SOL [member] | Counterparty A [member]
IfrsStatementLineItems [Line Items]
Quantity	491,803.2877
Current	$ 58,621,167
Non current	3,521,790
Gross total	62,142,957
ECL	(35,574)
Net total	$ 62,107,383
BTC [member] | Counterparty E [member]
IfrsStatementLineItems [Line Items]
Quantity	67.9793
Current	$ 5,699,429
Non current
Gross total	5,699,429
ECL	(5,699,429)
Net total